Income Taxes - Summary of Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0	$ 0
Property, Plant and Equipment
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(4,148)	0
Inventory
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	29,835	23,329
Biological assets
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(8,093)	(9,451)
Net Investment in Subleases
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(4,914)	(5,363)
Intangible Assets
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(16,230)	(16,632)
Lease liabilities
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	465	(5,488)
Marketable Securities
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	3,159	14,981
Fair Value of Derivatives
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(83)	0
Equity Accounted Investee
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ 9	$ (1,376)